PAINEWEBBER INVESTMENT TRUST
               (ON BEHALF OF PAINEWEBBER TACTICAL ALLOCATION FUND)

                         PAINEWEBBER MASTER SERIES, INC.
                    (ON BEHALF OF PAINEWEBBER BALANCED FUND)

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

        This Statement of Additional Information relates specifically to the proposed Reorganization whereby PaineWebber Tactical Allocation Fund ("Tactical Allocation Fund"), a series of PaineWebber Investment Trust ("Investment Trust"), would acquire all of the assets of PaineWebber Balanced Fund ("Balanced Fund"), a series of PaineWebber Master Series, Inc. ("Master Series"), in exchange solely for shares of Tactical Allocation Fund and the assumption by Tactical Allocation Fund of all of Balanced Fund's stated liabilities. This Statement of Additional Information consists of this cover page and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

        (1) The Statement of Additional Information of Tactical Allocation Fund, dated December 31, 2000 which is incorporated by reference from Investment Trust's filing under Rule 497 as filed on January 18, 2001, SEC File Number 033-39659, accession number 0000930413-01-000084;

        (2) The Annual Report to Shareholders of Tactical Allocation Fund for the fiscal year ended August 31, 2000, which is incorporated by reference from Investment Trust's Form N-30D, SEC File Number 811-06292, filed on November 1, 2000, accession number 0000930413-00-001356; and

        (3) The Annual Report to Shareholders of Balanced Fund for the fiscal year ended August 31, 2000, which is incorporated by reference from Master Series' Form N-30D, SEC File Number 811-04448, filed on November 3, 2000, accession number 0001125282-00-000287.

        This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated March 15, 2001 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated March 15, 2001.

                         PRO FORMA FINANCIAL STATEMENTS

        In accordance with Item 14(a), Instruction 2 of Form N-14, no PRO FORMA financial statements are required because the net asset value of Balanced Fund as of February 28, 2001 did not exceed 10% of the net asset value of Tactical Allocation Fund.